Net Loss Per Share (Details) - Schedule of Potentially Dilutive Outstanding Securities - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive features	4,290,779	2,394,332	2,848,923	1,240,335
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive features	2,777,647	1,218,558	1,749,193	639,250
Common Share options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive features	815,974	836,932	826,888	220,243
ACI Canada legacy performance options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive features	265,642	338,842	272,842	380,842
Convertible Debentures [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive features	431,514